Financial instruments and financial risk management - Additional information (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ (1,372,059)	$ 186,848	$ (868,028)	$ (479,721)
Percentage of volatility used was increased			10.00%
Derivative liability	$ 412,330	$ 544,540	$ 412,330	544,540
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss			$ 830,344	139,130
Change in market interest rates			1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Change in the US dollars to Canadian dollar exchange rate			10.00%
Impact of net loss			$ 9,820,302	$ 1,489,014